SHARE CAPITAL (Schedule for continuity of common stock) (Details) - USD ($)		12 Months Ended
	May 06, 2024	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Class of Stock [Line Items]
Beginning balance		$ 30,973,412		$ 34,315,076
Warrants issued in private placement	$ 966,028
Share-based compensation		849,559		22,128
Ending balance		$ 28,675,777	$ 30,973,412	$ 31,047,008
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance (Shares)		120,047,814		120,047,814
Beginning balance		$ 105,467,920		$ 105,445,792
Warrants issued in private placement (Shares)		0
Warrants issued in private placement		$ 966,028
Share-based compensation (Shares)		0	0
Share-based compensation		$ 849,559	$ 22,128	$ 22,128
Cancellation of shares (Shares)		(2,051,000)
Cancellation of shares		$ (276,730)
Ending balance (Shares)		117,996,814	120,047,814	120,047,814
Ending balance		$ 107,006,777	$ 105,467,920	$ 105,467,920